Net Realised Gains on Financial Assets - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gains (losses) on financial instruments [abstract]
Impairment charge of available-for-sale funds	¥ 4,542,000,000	¥ 619,000,000	¥ 1,615,000,000
Impairment charge of available-for-sale common stocks	3,621,000,000	2,024,000,000	898,000,000
Impairment charge of available-for-sale debt securities	0	114,000,000	143,000,000
Impairment charge of held-to-maturity securities	¥ 42,000,000	¥ 0	¥ 0